Expense Example (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® Limited Term Municipal Fund), USD $)	0 Months Ended
Jan. 28, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 303
Expense Example, with Redemption, 3 Years	469
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	1,173
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	565
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	983
Expense Example, with Redemption, 10 Years	1,494
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	851
Expense Example, with Redemption, 10 Years	1,860
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	$ 654